Financial Investments - Summary of Financial Investments - Additional information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial investments
Average interest on financial investment in highly rated financial institutions	101.30%	99.90%
Average CDI rate per month on financial investment	0.38%